Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Revenues
Rental income	$ 22,469,710	$ 21,593,264
Total revenues	22,469,710	21,593,264
Expenses
Real estate operating expenses	15,655,276	15,151,406
Administrative and general expenses	5,168,751	5,336,672
Depreciation	1,800,015	1,725,291
Total expenses	22,624,042	22,213,369
Loss from operations	(154,332)	(620,105)
Other income (loss) and interest expense
Dividend and interest income	26,836	87,922
Net realized gain on sale of marketable securities		124,907
Interest expense, net of capitalized interest	(67,744)	(136,292)
Total investment income and interest expense	(40,908)	76,537
Loss before income tax	(195,240)	(543,568)
Income tax provision (benefit)	(59,000)	(137,000)
Net loss	$ (136,240)	$ (406,568)
Loss per common share, basic	$ (0.07)	$ (0.20)
Weighted average common shares outstanding, basic	2,015,780	2,015,780